UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England               May 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          9

Form 13F Information Table Value Total:   $ 425,054
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


----          -------------------               ------------------------------

                                                      FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2    COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                      VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS  CUSIP      (x1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED    NONE
ACTIVISION BLIZZARD INC    COM             00507V109    29,340    2,805,014   SH           Sole      None            2,805,014
DIRECTV GROUP INC          COM             25459L106    32,776    1,438,178   SH           Sole      None            1,438,178
LIBERTY MEDIA CORP NEW     ENT COM SER A   53071M500    43,468    2,178,839   SH           Sole      None            2,178,839
MASTERCARD INC             CL A            57636Q104    23,427      139,877   SH           Sole      None              139,877
MONSANTO CO NEW            COM             61166W101    52,424      630,859   SH           Sole      None              630,859
PARTNERRE LTD              COM             G6852T105    42,628      686,778   SH           Sole      None              686,778
QUALCOMM INC               COM             747525103    11,161      286,830   SH           Sole      None              286,830
UNION PAC CORP             COM             907818108    61,432    1,494,323   SH           Sole      None            1,494,323
VISA INC                   COM CL A        92826C839   128,398    2,309,315   SH           Sole      None            2,309,315




SK 05982 0000 993436